Financing Guarantee Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Movement of gross carrying amount of financing guarantee contracts

(a)	The following table sets forth the movement of gross carrying amount of financing guarantee contracts for the year ended December 31, 2020:

	Year ended December 31, 2020
	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	Total
As of January 1, 2020	4,600,281	39,050	—	4,639,331
New guarantee contracts originated	23,031,641	—	—	23,031,641
Transfers	(373,494)	373,494	—	—
— From stage 1 to stage 2	(392,721)	392,721	—	—
— From stage 2 to stage 1	19,227	(19,227)	—	—
Guarantee liabilities de-recognized and other adjusted in the current period (including repayments of loans and guarantee payments)	(6,359,929)	(342,017)	—	(6,701,946)

As of December 31, 2020	20,898,499	70,527	—	20,969,026

(b)	The following table sets forth the movement of ECL allowance of financing guarantee contracts for the year ended December 31, 2020:

	Year ended December 31, 2020
	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	Total
As of January 1, 2020	211,913	30,836	—	242,749
New guarantee contracts originated	344,770	—	—	344,770
Transfers	(228,744)	294,153	—	65,409
— From stage 1 to stage 2	(233,701)	233,701	—	—
— From stage 2 to stage 1	14,823	(14,823)	—	—
Net impact on expected credit loss by stage transfers	(9,866)	75,275	—	65,409
Guarantee liabilities de-recognized and other adjusted in the current period (including repayments of loans and guarantee payments)	(217,235)	(272,243)	—	(489,478)
Change in parameters of expected credit loss model	577,376	7,848	—	585,224

As of December 31, 2020	688,080	60,594	—	748,674

(c)	The following table sets forth the movement of gross carrying amount of financing guarantee contracts for the year ended December 31, 2021:

	Year ended December 31, 2021
	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	Total
As of January 1, 2021	20,898,499	70,527	—	20,969,026
New guarantee contracts originated	71,968,587	—	—	71,968,587
Transfers	(1,261,287)	1,261,287	—	—
— From stage 1 to stage 2	(1,296,115)	1,296,115	—	—
— From stage 2 to stage 1	34,828	(34,828)	—	—
Guarantee liabilities de-recognized and other adjusted in the current period (including repayments of loans and guarantee payments)	(27,188,881)	(1,017,363)	—	(28,206,244)

As of December 31, 2021	64,416,918	314,451	—	64,731,369

(d)	The following table sets forth the movement of ECL allowance of financing guarantee contracts for the year ended December 31, 2021:

	Year ended December 31, 2021
	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	Total
As of January 1, 2021	688,080	60,594	—	748,674
New guarantee contracts originated	1,126,819	—	—	1,126,819
Transfers	(978,068)	1,175,369	—	197,301
— From stage 1 to stage 2	(993,204)	993,204	—	—
— From stage 2 to stage 1	32,580	(32,580)	—	—
Net impact on expected credit loss by stage transfers	(17,444)	214,745	—	197,301
Guarantee liabilities de-recognized and other adjusted in the current period (including repayments of loans and guarantee payments)	(911,219)	(954,257)	—	(1,865,476)
Change in parameters of expected credit loss model	2,476,773	13,018	—	2,489,791

As of December 31, 2021	2,402,385	294,724	—	2,697,109

(e)	The following table sets forth the movement of gross carrying amount of financing guarantee contracts for the year ended December 31, 2022:

	Year ended December 31, 2022
	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	Total
As of January 1, 2022	64,416,918	314,451	—	64,731,369
New guarantee contracts originated	59,085,462	—	—	59,085,462
Transfers	(5,760,786)	5,760,786	—	—
— From stage 1 to stage 2	(5,887,854)	5,887,854	—	—
— From stage 2 to stage 1	127,068	(127,068)	—	—
Guarantee liabilities de-recognized and other adjusted in the current period (including repayments of loans and guarantee payments)	(50,729,902)	(4,583,991)	—	(55,313,893)

As of December 31, 2022	67,011,692	1,491,246	—	68,502,938

(f)	The following table sets forth the movement of ECL allowance of financing guarantee contracts for the year ended December 31, 2022:

	Year ended December 31, 2022
	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	Total
As of January 1, 2022	2,402,385	294,724	—	2,697,109
New guarantee contracts originated	980,980	—	—	980,980
Transfers	(4,462,900)	5,388,205	—	925,305
— From stage 1 to stage 2	(4,514,480)	4,514,480	—	—
— From stage 2 to stage 1	114,996	(114,996)	—	—
Net impact on expected credit loss by stage transfers	(63,416)	988,721	—	925,305
Guarantee liabilities de-recognized and other adjusted in the current period (including repayments of loans and guarantee payments)	(2,201,596)	(4,336,572)	—	(6,538,168)
Change in parameters of expected credit loss model	7,656,851	41,292	—	7,698,143

As of December 31, 2022	4,375,720	1,387,649	—	5,763,369